Shareholder Report, Line Graph (Details) 197746_SGI Enhanced Core ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2024	Aug. 31, 2026
SGI Enhanced Core ETF
Account Value [Line Items]
Line Graph and Table Measure Name				SGI Enhanced Core ETF
Accumulated Value	$ 11,071	$ 10,411	$ 10,000	$ 11,732
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P U.S. Aggregate Bond Index
Accumulated Value	10,842	10,484	10,000	$ 11,073
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Total Return Index
Accumulated Value	$ 13,002	$ 11,220	$ 10,000	$ 15,651